BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-765-8241

March 17, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:    BMO Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of BMO Funds, Inc. (the “Funds”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find exhibits containing interactive data relating to the applicable Funds. The interactive data mirrors the summary information in the prospectus, which was supplemented on February 25, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-067536). This filing is being made for the sole purpose of submitting the XBRL exhibits for the applicable Funds.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO FUNDS, INC.

/s/ Michele L. Racadio

Michele L. Racadio

Secretary